AURORA 10K - CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Aurora Acquisition Corp	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Aurora Acquisition Corp	Accumulated Deficit	Accumulated Deficit Aurora Acquisition Corp	Class A ordinary share Common Stock Aurora Acquisition Corp	Class A ordinary shares subject to possible redemption Common Stock Aurora Acquisition Corp	Class B ordinary shares Common Stock Aurora Acquisition Corp
Beginning balance at Dec. 31, 2020	$ 49,326,000	$ 5,000	$ 8,000	$ 42,301,000	$ 24,280	$ 7,522,000	$ (20,000)		$ 0	$ 720
Beginning balance (in shares) at Dec. 31, 2020									0	7,200,000
Increase (Decrease) in Stockholders' Equity
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses		$ 214,438,838			214,436,408				$ 2,430
Sale of units (in shares)		24,300,287							24,300,287
Sale of 3,500,000 Private Placement Units		$ 35,000,000			34,999,650				$ 350
Sale of Private Placement Warrants		6,860,057			6,860,057
Ordinary shares subject to redemption (as restated) (in shares)									(24,300,287)
Ordinary shares subject to redemption (as restated)		(243,002,870)			(243,000,440)				$ (2,430)
Surrender and cancellation of Founder Shares (in shares)										(249,928)
Surrender and cancellation of Founder Shares		0			25					$ (25)
Over-allotment option liability		(296,905)			(296,905)
Expenses paid by the Sponsor		669,106			669,106
Net income (loss)	(301,128,000)	(6,527,175)				(301,128,000)	(6,527,175)
Ending balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 350	$ 695
Ending balance (in shares) at Dec. 31, 2021								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Sale of Private Placement Units (in shares)									3,500,000
Net income (loss)		1,010,040					1,010,040
Ending balance at Mar. 31, 2022		8,156,091			13,692,181		(5,537,135)	$ 350		$ 695
Ending balance (in shares) at Mar. 31, 2022								3,500,000		6,950,072
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)		2,795,946
Ending balance at Jun. 30, 2022	(139,216,000)	17,976,555	10,000	601,756,000	21,726,739	(691,865,000)	(3,751,229)	$ 350		$ 695
Ending balance (in shares) at Jun. 30, 2022								3,500,000		6,950,072
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(625,864,000)					(625,864,000)
Ending balance at Sep. 30, 2022	(355,088,000)		10,000	615,662,000		(918,477,000)
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount		(3,625,617)			(3,625,617)
Derecognition of deferred underwriting fee		8,322,442			8,322,442
Net income (loss)	(888,802,000)	8,735,542				(888,802,000)	8,735,542
Ending balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 350	$ 695
Ending balance (in shares) at Dec. 31, 2022								3,500,000	3,500,000	6,950,072
Beginning balance at Mar. 31, 2022		8,156,091			13,692,181		(5,537,135)	$ 350		$ 695
Beginning balance (in shares) at Mar. 31, 2022								3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount		(287,884)			(287,884)
Derecognition of deferred underwriting fee		8,322,442			8,322,442
Net income (loss)		1,785,906					1,785,906
Ending balance at Jun. 30, 2022	(139,216,000)	17,976,555	10,000	601,756,000	21,726,739	(691,865,000)	(3,751,229)	$ 350		$ 695
Ending balance (in shares) at Jun. 30, 2022								3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(226,612,000)					(226,612,000)
Ending balance at Sep. 30, 2022	(355,088,000)		10,000	615,662,000		(918,477,000)
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(127,955)					(127,955)
Ending balance at Mar. 31, 2023		1,773,701			74,805		1,698,017	$ 184		$ 695
Ending balance (in shares) at Mar. 31, 2023								1,836,240		6,950,072
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(959,086)
Ending balance at Jun. 30, 2023	(732,248,000)	922,616	30,000	642,531,000	54,851	(1,316,823,000)	866,886	$ 184		$ 695
Ending balance (in shares) at Jun. 30, 2023								1,836,240		6,950,072
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Sale of Private Placement Warrants	4,290,000		1,000	4,289,000
Net income (loss)	(475,441,000)					(475,441,000)
Ending balance at Sep. 30, 2023	157,232,000		74,000	1,826,848,000		(1,656,856,000)
Beginning balance at Mar. 31, 2023		1,773,701			74,805		1,698,017	$ 184		$ 695
Beginning balance (in shares) at Mar. 31, 2023								1,836,240		6,950,072
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount		(19,954)			(19,954)
Net income (loss)		(831,131)					(831,131)
Ending balance at Jun. 30, 2023	(732,248,000)	$ 922,616	30,000	642,531,000	$ 54,851	(1,316,823,000)	$ 866,886	$ 184		$ 695
Ending balance (in shares) at Jun. 30, 2023								1,836,240		6,950,072
Increase (Decrease) in Stockholders' Equity
Sale of Private Placement Warrants	4,290,000		1,000	4,289,000
Net income (loss)	(340,033,000)					(340,033,000)
Ending balance at Sep. 30, 2023	$ 157,232,000		$ 74,000	$ 1,826,848,000		$ (1,656,856,000)